UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund
Schedule of Investments April 28, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (98.0%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/31	$1,000,000	$1,055,590
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/21	300,000	323,964
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/22	250,000	255,643
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/14	390,000	418,341
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/11	1,000,000	1,066,710
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/19	1,000,000	1,037,770
Hutchinson, KS Community College	NR/A-	5.000	10/01/25	350,000	354,722
Hutchinson, KS Community College	NR/A-	5.250	10/01/30	300,000	309,273
Hutchinson, KS Community College	NR/A-	5.250	10/01/33	450,000	462,398
Johnson County USD 231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/24	1,135,000	1,177,653
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/18	2,600,000	2,705,378
Johnson Cty., KS USD #232 (De Soto)	Aaa/NR	5.250	09/01/23	500,000	535,275
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/27	370,000	374,503
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/16	580,000	583,706
KS Devl. Finance Auth	Aaa/AAA	5.000	05/01/26	1,335,000	1,390,095
KS Devl. Finance Auth. (Board of Regents, Univ. of KS ) XL Capital	Aaa/NR	4.000	04/01/16	500,000	493,255
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/27	2,250,000	2,418,885
KS Devl. Finance Auth. (Dept. of Admin. Capitol Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/20	370,000	389,921
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/22	500,000	506,120
KS Devl. Finance Auth. (Indian Ridge Apts.)	NR/NR	6.000	01/01/28	1,010,000	808,000
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/13	570,000	604,667
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	258,035
*KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/21	1,975,000	2,006,640
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/24	255,000	255,000
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/20	1,000,000	1,082,770
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/21	430,000	438,075
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/24	1,500,000	1,592,460
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/16	455,000	463,645
*KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/23	1,000,000	1,042,800
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	1,370,000	1,419,937
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/11	630,000	649,763
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/22	1,000,000	1,065,020
KS State Dev Fin Auth (Dept Admin)	Aa/AA	5.000	11/01/08	500,000	515,645
KS State Dev Fin Auth (Dept Admin) FGIG	Aaa/AAA	5.000	11/01/25	250,000	260,595
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/21	500,000	534,120
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/24	530,000	546,048
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/25	750,000	776,348
Lawrence, KS (Memorial Hospital) Rev. ASGUA	NR/AA	5.750	07/01/24	1,000,000	1,037,900
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/20	500,000	529,145
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/08	590,000	601,835
Newton, KS (Newton) Hosp. Rev.	NR/BBB-	5.700	11/15/18	1,000,000	1,007,090
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/24	500,000	506,460
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/25	235,000	247,627
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/30	500,000	524,310
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/27	2,210,000	2,237,360
Overland Park, KS (Improvement G.O.)	Aaa/AAA	4.375	09/01/20	500,000	495,125
Pratt, KS Elec. Util. Syst. Rev. Ref. & Impvt. AMBAC	Aaa/AAA	6.600	11/01/07	440,000	453,640
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/17	900,000	955,494
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/26	1,000,000	1,045,080
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/16	655,000	692,132
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/26	1,435,000	1,505,702
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/31	1,200,000	1,260,252
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/21	400,000	413,532
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/20	830,000	883,660
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/26	1,355,000	1,417,384
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/31	750,000	786,135
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/NR	5.000	07/01/19	955,000	991,070
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/24	1,500,000	1,594,110
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/31	1,100,000	1,151,117
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/17	565,000	568,096
*Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/18	1,125,000	1,127,385
Wichita, KS G.O. (Series 772) FGIC	Aaa/AAA	4.100	09/01/14	405,000	405,802
Wichita, KS Multifamily Hsg. (Brentwood Apts.) Rev.	NR/BB	5.850	12/01/25	700,000	605,500
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/16	990,000	1,003,226
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/22	2,000,000	2,022,180
Wichita, KS Public Building Commission (State Office Prj.) Rev. AMBAC	Aaa/AAA	4.000	10/01/14	750,000	740,948
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/18	1,465,000	1,548,827
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/28	500,000	511,750
TOTAL KANSAS MUNICIPAL BONDS (COST: $57,903,489)					$59,048,644

SHORT-TERM SECURITIES (1.7%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,031,310	1,031,310
TOTAL SHORT-TERM SECURITIES (COST: $1,031,310)					$1,031,310

TOTAL INVESTMENTS IN SECURITIES (COST: $58,934,799)					$60,079,954
OTHER ASSETS LESS LIABILITIES					151,041

NET ASSETS					$60,230,995

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of April 28, 2006, the Fund has one when-issued purchase:
500,000 of Overland Park, KS (Improvement G.O.)

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At April 28, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $58,934,799.  The net unrealized appreciation of investments based on the cost was $1,145,155, which is comprised of $1,627,842 aggregate gross unrealized appreciation and $482,687 aggregate gross unrealized depreciation.

Kansas Insured Intermediate Fund
Schedule of Investments April 28, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (94.0%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/13	$250,000	$259,988
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/16	770,000	834,849
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/13	100,000	106,946
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/19	235,000	244,612
Johnson Cty., KS USD #232 (Desoto) MBIA	Aaa/NR	5.000	03/01/15	250,000	266,703
Johnson Cty., KS USD #232 FSA	Aaa/NR	5.000	09/01/15	100,000	106,162
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/13	375,000	398,839
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/15	305,000	324,331
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/17	250,000	258,035
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg.Rev. FNMA	NR/AAA	5.700	12/01/09	325,000	327,727
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/08	450,000	458,181
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/08	375,000	383,224
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/09	375,000	382,988
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/17	100,000	102,700
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/12	845,000	913,048
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/12	250,000	270,113
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/14	605,000	614,002
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/23	445,000	447,167
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/12	485,000	493,924
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/15	190,000	206,002
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/14	485,000	505,414
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/14	225,000	228,004
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/15	1,000,000	1,047,820
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/11	105,000	109,937
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/12	250,000	255,073
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/10	375,000	382,193
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	Aa/AAA	5.250	10/01/12	435,000	441,725
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/14	325,000	348,836
#Wyandotte Cty, Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/13	500,000	523,015
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/13	250,000	271,398
TOTAL KANSAS MUNICIPAL BONDS (COST: $11,205,939)					$11,512,951

SHORT-TERM SECURITIES (4.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				407,000	$407,000
Goldman Sachs Financial Square Tax-Free Money Market				84,396	84,396
TOTAL SHORT-TERM SECURITIES (COST: $491,396)					$491,396

TOTAL INVESTMENTS IN SECURITIES (COST: $11,697,335)					$12,004,347
OTHER ASSETS LESS LIABILITIES					248,830

NET ASSETS					$12,253,177

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 28, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $11,697,335.  The net unrealized appreciation of investments based on the cost was $307,012, which is comprised of $318,218 aggregate gross unrealized appreciation and $11,206 aggregate gross unrealized depreciation.

Maine Municipal Fund
Schedule of Investments April 28, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (69.4%)

Bar Harbor, ME	A-1/NR	6.450%	39,965	$75,000	$81,298
Bath, ME	A/NR	7.400	39,052	15,000	15,463
Bath, ME	A/NR	7.450	39,417	30,000	31,744
Bath, ME	A/NR	7.500	39,783	20,000	21,946
Bath, ME MBIA	Aaa/AAA	5.625	39,873	25,000	25,562
Brewer, ME	A/A	4.600	43,040	210,000	216,428
Bucksport, ME	NR/A-	7.150	39,173	25,000	25,794
Ellsworth, ME	A/NR	7.200	39,630	25,000	26,794
Freeport, ME	Aa-3/AA	7.250	40,422	20,000	22,813
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.200	44,593	155,000	152,491
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	44,958	155,000	153,616
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	45,323	155,000	154,134
Houlton, ME Water District MBIA	Aaa/NR	4.600	41,760	100,000	101,195
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	41,852	75,000	80,009
#Kennebec, ME Water District FSA	Aaa/NR	5.125	44,531	500,000	510,820
Kittery, ME	A/AA	5.200	39,814	25,000	25,910
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	44,652	500,000	517,190
Lewiston, Maine G.O. FSA	Aaa/NR	5.000	45,383	250,000	260,287
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	39,356	250,000	257,357
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	42,644	250,000	269,955
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	40,725	25,000	25,576
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	40,360	550,000	566,632
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	39,264	175,000	176,260
Maine Health & Higher Educ. Facs. Auth. (Univ. New England & Cedars Nur) FSA	Aaa/AAA	5.550	39,630	150,000	150,375
Maine Health & Higher Educ. Facs. Auth.	Aaa/A+	6.000	41,548	195,000	217,920
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.000	41,593	35,000	35,000
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	39,264	130,000	131,300
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	41,760	5,000	5,012
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	45,839	340,000	353,189
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	39,630	25,000	25,449
Maine Municipal Bond Bank MBIA	Aaa/AAA	4.200	39,022	260,000	262,161
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	42,675	1,000,000	1,082,050
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	45,597	100,000	103,013
Maine State (Highway)	Aa-3/AA-	5.000	40,709	200,000	211,684
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	40,360	100,000	102,140
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	41,091	100,000	103,481
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	40,360	75,000	78,800
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	46,935	750,000	822,352
Portland, ME	Aa-1/AA	5.000	41,518	60,000	63,518
#Portland, ME	Aa-1/AA	5.300	41,426	790,000	801,731
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	48,396	500,000	509,390
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	48,153	250,000	241,800
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	48,519	480,000	465,014
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa/AA-	5.900	41,579	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	39,692	150,000	157,676
South Portland, ME	Aa-1/NR	5.800	40,787	40,000	44,251
University of Maine System Rev. AMBAC	Aaa/AAA	4.500	39,142	50,000	50,607
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	45,352	100,000	103,281
University of Maine System Rev. MBIA	Aaa/AAA	4.250	45,717	200,000	192,814
Westbrook, ME MBIA	Aaa/AAA	4.600	39,234	240,000	242,892
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	44,119	180,000	178,781
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	41,944	415,000	413,191
Winslow, ME (Crowe Rope Inds.) MBIA	Aaa/AAA	5.500	39,142	130,000	132,496
Winthrop, ME	A-3/NR	5.300	38,930	25,000	25,284
Winthrop, ME	A-3/NR	5.400	39,295	25,000	25,538
Yarmouth, ME AMBAC	Aaa/NR	5.250	40,132	250,000	263,290
Yarmouth, ME	Aa-3/AA-	5.000	43,784	500,000	522,270
York, ME G.O.	NR/AA	4.000	40,422	75,000	76,401
TOTAL MAINE MUNICIPAL BONDS					$13,378,425

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	48,092	10,000	$11,050
TOTAL GUAM MUNICIPAL BONDS					$11,050

PUERTO RICO MUNICIPAL BONDS (20.8%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	49,857	750,000	$831,893
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	43,252	1,960,000	2,166,721
*University of Puerto Rico Univ. Revs. MBIA	Aaa/AAA	5.500	42,156	1,000,000	1,015,000
TOTAL PUERTO RICO MUNICIPAL BONDS					$4,013,614

VIRGIN ISLANDS MUNICIPAL BONDS (2.8%)
Virgin Islands Hsg. Finance Auth. Single Family Rev. GNMA COLL	NR/AAA	6.000	39,142	35,000	$35,280
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	44,378	500,000	513,195
TOTAL VIRGIN ISLANDS MUNICIPAL BONDS					$548,475

TOTAL MUNICIPAL BONDS (COST: $17,521,606)					$17,951,564

SHORT-TERM SECURITIES (4.3%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				179,159	$179,159
Wells Fargo Advantage National Tax-Free Money Market				653,000	653,000
TOTAL SHORT-TERM SECURITIES (COST: $832,159)					$832,159

TOTAL INVESTMENTS IN SECURITIES (COST: $18,353,765)					$18,783,723
OTHER ASSETS LESS LIABILITIES					498,841

NET ASSETS					$19,282,564

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 28, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $18,353,765.  The net unrealized appreciation of investments based on the cost was $429,958, which is comprised of $543,614, aggregate gross unrealized appreciation and $113,656, aggregate gross unrealized depreciation.

Nebraska Municipal Fund
Schedule of Investments April 28, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (91.8%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/18	$250,000	$251,815
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa-3/BBB	5.650	02/01/22	700,000	700,000
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. MBIA	Aaa/AAA	5.350	12/15/26	500,000	511,250
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/25	405,000	399,889
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/20	1,000,000	1,081,850
Douglas Cty., NE G.O.	Aa/AA+	4.750	12/01/25	250,000	253,005
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/21	250,000	255,990
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/21	340,000	342,271
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/16	250,000	258,945
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	45,000	45,900
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/15	230,000	234,600
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/17	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/18	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/19	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/23	500,000	501,250
#Douglas Cty., NE SD #010 (Elkhorn Public Schools) G.O. FSA	Aaa/AAA	5.500	12/15/20	750,000	751,875
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/22	150,000	150,176
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/21	500,000	514,935
Hall Cnty, NE Sch Dist #2 Grand Island FSA	Aaa/AAA	5.000	12/15/23	500,000	521,865
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/21	100,000	99,174
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/19	1,400,000	1,421,154
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa/AA+	5.250	01/15/21	500,000	524,820
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa/AA+	5.250	01/15/22	500,000	527,260
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/25	250,000	255,725
Lincoln Cty., NE School Dist. #005 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/20	225,000	229,763
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.800	10/15/18	475,000	493,848
#Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.	Aa-1/AA+	5.875	10/15/23	850,000	884,230
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/21	1,000,000	1,030,630
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/22	575,000	594,717
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/18	250,000	253,253
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/26	1,000,000	990,810
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/18	800,000	809,232
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/13	235,000	237,938
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/18	400,000	404,564
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/14	1,035,000	1,031,905
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/28	100,000	99,948
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/27	1,000,000	1,051,640
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	Aa/AA	5.125	12/01/17	200,000	202,568
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA	NR/AAA	6.500	09/01/18	20,000	20,081
NE Invmt. Finance Auth. Single Family Hsg. Rev. FNMA/GNMA	NR/AAA	6.400	09/01/26	25,000	25,072
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/28	25,000	25,554
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/17	60,000	60,704
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/21	65,000	66,144
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/28	255,000	259,062
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/17	410,000	426,642
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/27	1,000,000	1,037,630
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/28	495,000	506,880
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.000	06/01/17	250,000	255,280
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA	NR/AAA	6.100	06/01/29	315,000	324,847
NE Invmt. Finance Auth. (Waterbrook) Multifamily Rev.	Aaa/AAA	5.600	04/01/07	165,000	167,204
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/17	400,000	407,412
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/22	750,000	788,835
Omaha-Douglas Public Building Commission	Aa/AA+	4.000	05/01/20	1,000,000	947,410
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/22	250,000	259,508
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/22	500,000	520,630
Omaha, NE Public Power Dist. Elec. Syst. Rev.	NR/AA	6.000	02/01/15	330,000	365,452
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/17	650,000	740,792
Omaha, NE (Riverfront Project) Special Obligation	Aa/AA	5.500	02/01/29	1,000,000	1,077,320
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/25	250,000	254,573
Platte County, NE G.O. FSA	Aaa/AAA	4.750	12/15/14	500,000	499,420
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	5.650	05/01/12	100,000	105,647
Columbus Community Hospital Platte Cty, NE Asset Guaranty	NR/AA	6.150	05/01/30	250,000	267,338
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/22	200,000	201,958
Saunders Cty, NE G.O. FSA	Aaa/AAA	5.000	11/01/30	250,000	256,068
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/32	250,000	257,413
TOTAL NEBRASKA MUNICIPAL BONDS (COST: $28,081,367)					$28,788,668

SHORT-TERM SECURITIES (5.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,065,000	$1,065,000
Goldman Sachs Financial Square Tax-Free Money Market				773,764	773,764
TOTAL SHORT-TERM SECURITIES (COST: $1,838,764)					$1,838,764

TOTAL INVESTMENTS IN SECURITIES (COST: $29,920,131)					$30,627,432
OTHER ASSETS LESS LIABILITIES					728,009

NET ASSETS					$31,355,441

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At April 28, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $29,920,131.  The net unrealized appreciation of investments based on the cost was $707,301, which is comprised of $800,524 aggregate gross unrealized appreciation and $93,223 aggregate gross unrealized depreciation.

New Hampshire Municipal Fund
Schedule of Investments April 28, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (91.9%)

#Belknap Cnty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/13	$225,000	$232,886
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/08	60,000	60,521
Concord, NH G.O.	Aa/AA	4.600	10/15/14	100,000	103,358
Derry, NH FSA	Aaa/NR	4.800	02/01/18	115,000	118,108
Exeter, NH G.O.	A-1/NR	6.250	01/15/07	140,000	140,350
Exeter, NH G.O.	A-1/NR	5.300	06/15/08	25,000	25,776
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/07	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/14	65,000	66,744
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/20	300,000	288,975
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/20	100,000	96,729
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/21	100,000	96,137
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/28	110,000	111,693
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/06	25,000	25,771
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/08	20,000	21,845
Keene, NH G.O.	A-1/NR	5.150	10/15/11	45,000	46,665
Manchester, NH Public Improvement G.O.	Aa/NR	4.500	06/01/09	30,000	30,414
*Manchester, NH Public Improvement	Aa/NR	5.500	06/01/19	200,000	216,444
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/09	225,000	228,778
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/09	250,000	263,108
Nashua, NH GO	Aa/AA+	5.250	09/15/17	100,000	105,246
Nashua, NH G.O. MBIA	Aaa/AAA	4.000	03/15/17	100,000	98,679
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/10	100,000	103,907
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/11	60,000	62,841
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/15	120,000	125,914
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/16	20,000	21,881
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/13	190,000	207,320
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/13	95,000	102,913
New Hampshire Hgr. Educ. & Hlth. Facs. (Concord Hospital) AMBAC	Aaa/AAA	5.400	10/01/06	50,000	50,629
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/27	100,000	103,278
*New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/28	285,000	289,195
#New Hampshire Hgr. Educ. & Hlth. Facs. (Wentworth-Douglass) MBIA	Aaa/AAA	5.400	01/01/07	175,000	175,000
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/07	5,000	5,000
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/16	100,000	100,234
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/13	250,000	263,905
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/08	25,000	25,081
*New Hampshire State Turnpike Sys. Rev.	Aaa/AAA	6.750	11/01/11	175,000	182,744
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/07	50,000	50,214
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/08	100,000	99,664
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/17	100,000	98,739
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/19	100,000	97,874
*Rochester NH G.O. MBIA	Aaa/NR	4.750	07/15/20	300,000	309,363
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/08	200,000	203,962
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$5,107,885

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/31	10,000	$11,049
TOTAL GUAM MUNICIPAL BONDS					$11,049

TOTAL MUNICIPAL BONDS (COST: $5,138,436)					$5,118,934

SHORT-TERM SECURITIES (6.3%)				Shares
Goldman Sachs Financial Square Tax-Free Money Market				175,000	$175,000
Wells Fargo Advantage National Tax-Free Money Market				175,000	175,000
TOTAL SHORT-TERM SECURITIES (COST: $350,000)					$350,000

TOTAL INVESTMENTS IN SECURITIES (COST: $5,488,436)					$5,468,934
OTHER ASSETS MINUS LIABILITIES					98,902

NET ASSETS					$5,567,836

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
FOOTNOTE: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 28, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $5,488,436.  The net unrealized depreciation of investments based on the cost was $19,502, which is comprised of $51,752 aggregate gross unrealized appreciation and $71,254 aggregate gross unrealized depreciation.

Oklahoma Municipal Fund
Schedule of Investments April 28, 2006 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (94.0%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/25	$250,000	$258,695
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/27	500,000	537,470
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/34	500,000	520,490
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/19	500,000	550,565
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/19	200,000	198,682
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/28	865,000	855,917
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/24	155,000	158,256
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/24	250,000	251,950
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/23	200,000	202,726
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/18	250,000	248,305
Grand River Dam Auth. OK Rev. MBIA	Aaa/AAA	5.875	06/01/07	160,000	163,867
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/12	500,000	532,155
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/11	210,000	233,176
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/13	700,000	769,314
Jackson Cty, OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/22	500,000	510,765
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/29	500,000	534,955
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/14	400,000	401,012
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/25	250,000	267,257
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/27	300,000	320,217
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/32	250,000	262,700
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/30	100,000	102,953
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/24	500,000	534,115
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/16	180,000	187,515
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/24	300,000	302,565
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/06	200,000	200,732
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/08	185,000	186,219
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/22	750,000	789,052
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/20	150,000	163,701
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/25	390,000	420,174
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/26	550,000	579,068
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/24	250,000	259,205
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/14	250,000	265,510
OK Capitol Impvt. Auth. (Dept. of Mental Health-Substance Abuse) MBIA	Aaa/AAA	4.000	07/01/10	250,000	253,398
OK Capitol Impvt. Auth. (Higher Ed. Projs.) Rev. AMBAC	Aaa/AAA	5.000	07/01/30	2,000,000	2,073,100
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/16	140,000	141,245
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/21	100,000	101,424
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/26	250,000	245,932
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/09	105,000	108,128
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/15	280,000	290,164
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/20	250,000	264,908
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/27	250,000	258,873
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/27	120,000	124,147
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/22	200,000	204,754
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/17	555,000	568,553
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/27	150,000	157,092
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/13	400,000	410,268
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/18	600,000	614,910
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/28	500,000	508,695
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/25	200,000	208,812
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	5.750	02/15/25	500,000	522,030
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA	6.000	02/15/29	400,000	420,848
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/22	250,000	249,690
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/23	250,000	250,325
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/21	140,000	142,745
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/20	80,000	81,176
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/20	50,000	51,081
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/18	1,600,000	1,672,240
*OK State Indl. Finance Auth. G.O.	Aa-3/NR	6.050	02/01/15	285,000	290,164
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/24	2,230,000	2,465,243
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/31	685,000	715,483
OK State Student Loan Auth.	A/NR	6.350	09/01/25	280,000	303,528
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/32	450,000	465,273
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/12	225,000	232,713
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/28	220,000	224,171
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/28	120,000	120,986
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/24	140,000	141,324
OK State Water (Loan Program) Rev.	NR/AA+	5.400	09/01/15	105,000	108,613
*OK State Water (Loan Program) Rev.	NR/AA+	5.100	09/01/16	415,000	424,894
OK State Water Resources Board Rev.	NR/AA+	5.050	10/01/22	200,000	209,280
OK State Water Resources Board Rev.	NR/AA+	5.125	10/01/27	500,000	522,280
OK State Water Resources Board Rev.	NR/AA+	4.625	10/01/18	435,000	437,645
OK State Water Resources Loan Rev.	NR/AA+	5.100	10/01/27	500,000	524,740
OK Turnpike Auth. FGIC	Aaa/AAA	5.500	01/01/07	300,000	305,625
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/19	250,000	274,877
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/29	425,000	438,664
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/30	750,000	776,423
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/27	500,000	510,785
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/20	140,000	147,090
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/21	250,000	257,220
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/30	250,000	261,120
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/25	220,000	230,582
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/21	250,000	262,625
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/31	375,000	391,890
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/21	250,000	262,625
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/31	250,000	261,260
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/32	250,000	258,018
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/23	250,000	255,610
Tulsa Cnty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/24	500,000	499,535
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/23	700,000	693,693
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/26	1,035,000	1,022,828
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/29	250,000	251,578
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/28	670,000	681,906
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/27	1,000,000	1,035,420
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/23	250,000	269,525
TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $37,573,186)					$38,229,057

SHORT-TERM SECURITIES (4.7%)				Shares
Wells Fargo Advantage National Tax-Free Money Market				1,332,000	$1,332,000
Goldman Sachs Financial Square Tax-Free Money Market				574,918	574,918
TOTAL SHORT-TERM SECURITIES (COST: $1,906,918)					$1,906,918

TOTAL INVESTMENTS IN SECURITIES (COST: $39,480,104)					$40,135,975
OTHER ASSETS LESS LIABILITIES					528,980

NET ASSETS					$40,664,955

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
As of April 28, 2006, the Fund had two when-issued purchases:
950,000 of Drumright, OK Utility Syst. Rev.; 4.750%; 02/01/36
250,000 of OK Devl. Finance Auth. OK State Higher Ed (Master Lease); 4.500%; 06/01/26

# Indicates bonds are segregated by the custodian to cover initial margin requirements.

Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager

Note: INVESTMENT IN SECURITIES

At April 28, 2006, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $39,480,104.  The net unrealized appreciation of investments based on the cost was $655,871, which is comprised of $914,153 aggregate gross unrealized appreciation and $258,282 aggregate gross unrealized depreciation.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: June 29, 2006

BY: /s/Laura Anderson
LAURA ANDERSON
TREASURER

Date: June 29, 2006